LEASES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 26, 2021	Jun. 27, 2020	Oct. 30, 2020	Sep. 16, 2020	Jul. 02, 2020
Accrued interest					8.60%
Warrants issued			77,052,790	30,000,000
Impairement of right-of-use assets		$ 19,785,621
REIT [Member]
Gain on lease modification	$ 17,748,458
Warrants issued					3,500,000
Exercisable price					$ 0.34
Proceeds from related party		$ 20,400,000
Modification of leases	$ 16,274,615